Deposits - Schedule of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Demand deposits	$ 389,725	$ 414,905
Savings accounts	320,301	338,963
Negotiable order of withdrawal accounts	934,709	1,070,629
Money market demand accounts	1,156,694	1,301,349
Certificates of deposit $250,000 or greater	548,269	230,408
Other certificates of deposit	942,346	471,249
Individual retirement accounts $250,000 or greater	11,018	7,727
Other individual retirement accounts	64,044	57,475
Total deposits	$ 4,367,106	$ 3,892,705